Document and Entity Information	Sep. 28, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2024
Registrant Name	Fidelity Advisor Series I
Central Index Key	0000722574
Investment Company Type	N-1A
Amendment Flag	false